Related Parties Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Parties Transactions [Line Items]
Performed services sub-contractor	$ 3,500	$ 2,900	$ 3,200
Due from its transactions with Asseco	1,233	2,927
Trade receivables balances due from related parties	1,008	1,149
Back office services amount	224	240	160
Sapiens [Member]
Related Parties Transactions [Line Items]
Services obtained from Asseco	165		197
Amount incurred by entity for provision of key management personnel services provided by separate management entity		181
Fees paid for board services in affiliates	28	29	27
Matrix [Member]
Related Parties Transactions [Line Items]
Fees paid for board services in affiliates	$ 27	$ 33	$ 37